Other Liabilities, Provisions, Contingencies and Commitments - Schedule of Provisions and Other Non-Current Liabilities (Detail) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [abstract]
Contingencies	$ 9,928	$ 12,855
Payable taxes	873	458
Others	767	1,233
Total	$ 11,568	$ 14,546